Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2021
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Computation

	Years Ended November 30,
(in millions, except per share data)	2021	2020	2019
Net income (loss) for basic and diluted earnings per share	$(9,501)	$(10,236)	$2,990
Weighted-average shares outstanding	1,123	775	690
Dilutive effect of equity plans	—	—	2
Diluted weighted-average shares outstanding	1,123	775	692
Basic earnings per share	$(8.46)	$(13.20)	$4.34
Diluted earnings per share	$(8.46)	$(13.20)	$4.32

Antidilutive Shares Excluded from Diluted Earnings Per Share Computations	Antidilutive shares excluded from diluted earnings per share computations were as follows:

	November 30,
(in millions)	2021	2020
Equity awards	3	1
Convertible Notes	53	103
Total antidilutive securities	56	104